Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting
– Segment Reporting
Our reportable segments are aligned with how we manage the business and view the markets we serve. We report our financial performance based on the following two primary reportable segments – Services and Document Technology. Our Services segment operations involve delivery of a broad range of services including business process, document and IT outsourcing. Our Document Technology segment includes the sale and support of a broad range of document systems from entry level to high-end.
The Services segment is comprised of three outsourcing service offerings:

•	Business Process Outsourcing ("BPO")

•	Document Outsourcing (which includes Managed Print Services) ("DO")

•	Information Technology Outsourcing ("ITO")
Business process outsourcing services include service arrangements where we manage a customer’s business activity or process. Document outsourcing services include service arrangements that allow customers to streamline, simplify and digitize their document-intensive business processes through automation and deployment of software applications and tools and the management of their printing needs. Document outsourcing also includes revenues from our partner print services offerings. Information technology outsourcing services include service arrangements where we manage a customer’s IT-related activities, such as application management and application development, data center operations or testing and quality assurance.
Our Document Technology segment is centered on strategic product groups, which share common technology, manufacturing and product platforms. This segment includes the sale of document systems and supplies, technical services and product financing. Our products range from:

•	“Entry,” which includes A4 devices and desktop printers; to

•
“Mid-range,” which includes A3 devices that generally serve workgroup environments in mid to large enterprises and includes products that fall into the following market categories: Color 41+ ppm priced at less than $100K and Light Production 91+ ppm priced at less than $100K; to

•	“High-end,” which includes production printing and publishing systems that generally serve the graphic communications marketplace and large enterprises.
The segment classified as Other includes several units, none of which meet the thresholds for separate segment reporting. This group primarily includes Global Paper and Supplies Distribution Group (predominantly paper sales), licensing revenues, GIS network integration solutions and electronic presentation systems and non-allocated Corporate items including non-financing interest, as well as other items included in Other expenses, net.
Selected financial information for our Operating segments was as follows:

	Years Ended December 31,
	Services	Document Technology	Other	Total
2012 (1)
Revenue	$11,453	$8,951	$1,389	$21,793
Finance income	75	511	11	597
Total Segment Revenue	$11,528	$9,462	$1,400	$22,390
Interest expense	22	172	234	428
Segment profit (loss)(2)	1,173	1,065	(241)	1,997
Equity in net income of unconsolidated affiliates	30	122	—	152

2011 (1)
Revenue	$10,754	$9,722	$1,518	$21,994
Finance income	83	537	12	632
Total Segment Revenue	$10,837	$10,259	$1,530	$22,626
Interest expense	$25	$202	$251	$478
Segment profit (loss)(2)	1,207	1,140	(255)	2,092
Equity in net income of unconsolidated affiliates	31	118	—	149

2010 (1)
Revenue	$9,548	$9,790	$1,635	$20,973
Finance income	89	559	12	660
Total Segment Revenue	$9,637	$10,349	$1,647	$21,633
Interest expense	$28	$212	$352	$592
Segment profit (loss)(2)	1,132	1,085	(342)	1,875
Equity in net income of unconsolidated affiliates	16	62	—	78
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(1)	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.

(2)
Depreciation and amortization expense, which is recorded in Cost of Sales, Services, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.

The following is a reconciliation of segment profit to pre-tax income:

	Years Ended December 31,
Segment Profit Reconciliation to Pre-tax Income	2012	2011	2010
Total Segment Profit	$1,997	$2,092	$1,875
Reconciling items:
Restructuring and asset impairment charges	(153)	(33)	(483)
Restructuring charges of Fuji Xerox	(16)	(19)	(38)
Acquisition-related costs	—	—	(77)
Amortization of intangible assets	(328)	(398)	(312)
Venezuelan devaluation costs	—	—	(21)
ACS shareholders' litigation settlement	—	—	(36)
Loss on early extinguishment of liability and debt	—	(33)	(15)
Equity in net income of unconsolidated affiliates	(152)	(149)	(78)
Curtailment gain	—	107	—
Other	—	(2)	—
Pre-tax Income	$1,348	$1,565	$815
Geographic area data is based upon the location of the subsidiary reporting the revenue or long-lived assets and is as follows for the three years ended December 31, 2012:

	Revenues			Long-Lived Assets (1)
	2012	2011	2010	2012	2011	2010
United States	$14,701	$14,493	$13,801	$1,966	$1,894	$1,764
Europe	5,111	5,557	5,332	784	776	741
Other areas	2,578	2,576	2,500	262	276	309
Total Revenues and Long-Lived Assets	$22,390	$22,626	$21,633	$3,012	$2,946	$2,814
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(1)	Long-lived assets are comprised of (i) land, buildings and equipment, net, (ii) equipment on operating leases, net, (iii) internal use software, net and (iv) product software, net.